SUBSEQUENT EVENTS	12 Months Ended
Sep. 30, 2023
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 11 – SUBSEQUENT EVENTS:

On December 27, 2023, the Company closed a $630,000 non-brokered private placement offering of units of the Company at a price of $0.04 per unit solely to persons who qualify as accredited investors under Rule 506(b) of Regulation D under the Securities Act of 1933, as amended. Each unit consists of one share of common stock of the Company and one four-year warrant, with each warrant exercisable to acquire one share of common stock of the Company at a price of $0.06 per share.

A total of 15,750,000 common shares and 15,750,000 warrants were issued.